Summary of Significant Accounting Policies - Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 444	$ 8,913
The United States [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets		151
The United Arab Emirates [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	408	6,125
Mainland China [Member]
Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area [Line Items]
Total long-lived assets	$ 36	$ 2,637